Summary of Significant Accounting Policies - Financial Information of VIE and its Subsidiaries (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Variable Interest Entity [Line Items]
Net revenue			¥ 4,218,946
Net profit	¥ 2,374,518	$ 341,078	2,469,451	¥ 1,082,907
Net increase in cash, cash equivalents and restricted cash	717,024	102,995	1,010,017	3,076,139
Cash, cash equivalents and restricted cash at beginning of year	5,293,721	760,395	4,283,704	1,207,565
Cash, cash equivalents and restricted cash at end of year	6,010,745	$ 863,390	5,293,721	4,283,704
Beijing Paipairongxin Investment Consulting Co., Ltd [Member]
Variable Interest Entity [Line Items]
Net revenue	4,684,436		4,250,978	3,900,454
Net profit	661,808		1,604,530	730,855
Net cash provided by operating activities	74,977		1,356,887	3,233,966
Net cash provided by (used in) investing activities	367,903		(1,031,968)	(1,642,454)
Net cash provided by (used in) financing activities	108,972		1,043,899	(31,250)
Net increase in cash, cash equivalents and restricted cash	551,852		1,368,818	1,560,262
Cash, cash equivalents and restricted cash at beginning of year	4,094,087		2,725,269	1,165,007
Cash, cash equivalents and restricted cash at end of year	¥ 4,645,939		¥ 4,094,087	¥ 2,725,269